INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GOODWILL
Goodwill at beginning of period	$ 1.7	$ 1.8
Goodwill at end of period	1.8	1.7	$ 1.8
Cost:
GOODWILL
Goodwill at beginning of period	13.1	13.2	13.2
Exchange rate adjustments	0.1	(0.1)	0.0
Goodwill at end of period	13.2	13.1	13.2
Impairment:
GOODWILL
Goodwill at beginning of period	(11.4)	(11.4)	(11.4)
Goodwill at end of period	$ (11.4)	$ (11.4)	$ (11.4)